Condensed Consolidated Statement Of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Cash Flows From Operating Activities:
Net income (loss)	$ 4,606	$ (9,469)	$ (66,713)	$ (19,253)
Adjustments to reconcile net income (loss) to net cash used by operating activities:
Depreciation and amortization	37	20	112	31
Interest earned on reclamation bond			(1)	(3)
Share based compensation	1,300	1,777	6,696	6,376
Common stock issued for consulting fees	0	1,539	31,033	32
Unrealized (gain) loss on convertible note derivative instrument	(13,909)	0
Accretion of reclamation liability	3	1	9	0
Amortization of debt issuance costs	550	0
Amortization of right of use asset	44	0	125	0
Net foreign exchange (gain) loss	0	(1,169)	(1,056)	1,669
Change in:
Prepaid expenses and other current assets	(27)	(42)	(1,347)	16
Accounts payable and accrued liabilities	(416)	2,527	2,533	244
Other assets			(6)	0
Net cash used in operating activities	(7,812)	(4,816)	(28,615)	(10,888)
Cash Flows From Investing Activities:
Construction in progress	(5,115)	(953)	(9,994)	(12,029)
Mineral rights and properties	0	(86)	(186)	(113)
Properties, plant and equipment	(11)	(898)	(1,220)	(39)
Reclamation bonds			0	(777)
Net cash used in investing activities	(5,126)	(1,937)	(11,400)	(12,958)
Cash Flows From Financing Activities:
Proceeds from issuance of convertible note	55,840	0
Payments on note payable	(10)	(1)	(112)	(2)
Proceeds from issuance of common stock			26,309	30,110
Proceeds from exercise of stock options	256	1,086	5,222	9,236
Share issuance costs			(797)	(1,574)
Net cash provided by financing activities	56,086	1,085	30,622	37,770
Net increase (decrease) in cash and cash equivalents	43,148	(5,668)	(9,393)	13,924
Effect of exchange rate fluctuation on cash	0	(438)	(361)	247
Cash and cash equivalents at beginning of period	31,057	40,811	40,811	26,640
Cash and cash equivalents at end of period	74,205	34,705	31,057	40,811
Supplemental Disclosure Of Cash Flow Information:
Interest paid in cash	2	0	6	3
Noncash Investing And Financing Activities:
Accounts payable change related to construction in progress	2,554	252	2,922	(1,404)
Construction in progress transferred to properties, plant and equipment			55	798
Recognition of operating lease liability and right of use asset	$ 0	$ 17	283	237
Notes payable issued for properties, plant and equipment			206	0
Increase (decrease) in asset retirement costs			$ 103	$ 0